Schedule of Reconciliation of Statutory Federal Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Book income (loss)	$ (2,320)	$ (2,575)
Non deductible other expenses (M&E 50% and penalties)	$ 1	$ 1
Non deductible other expenses penalities percentage	50.00%	50.00%
State income taxes, net of federal tax benefit	$ (246)
Valuation allowance	2,565	2,574
Total Income Tax Provision